Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	$ 10,764	$ 11,545
Impact of business combinations		13
Additions		1,219
Disposals and derecognitions		(155)
Depreciation charge		(1,163)
Impairment loss recognised in profit or loss, property, plant and equipment		(414)
Reversal of impairment charge		7
Currency translation effects		(288)
Property, plant and equipment at end of period	9,514	10,764	$ 11,545
Commitments for purchases of property, plant and equipment	744	549
Capitalized borrowing costs	3	5
Continuing operations
Movements of property, plant and equipment [roll forward]
Impact of business combinations	18
Additions	1,065	930
Disposals and derecognitions	(360)
Depreciation charge	(916)	(967)	(1,005)
Impairment loss recognised in profit or loss, property, plant and equipment	(106)	(411)	(316)
Reversal of impairment charge	16	4	44
Currency translation effects	377
Discontinued operations
Movements of property, plant and equipment [roll forward]
Costs and accumulated depreciation/impairments on assets related to discontinued operations	(1,344)
Additions	245	289
Property, plant and equipment at end of period	1,447
Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	24,873	27,147
Property, plant and equipment at end of period	21,393	24,873	27,147
Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(14,109)	(15,602)
Property, plant and equipment at end of period	(11,879)	(14,109)	(15,602)
Land
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	442	485
Additions		3
Disposals and derecognitions		(28)
Impairment loss recognised in profit or loss, property, plant and equipment		(7)
Reversal of impairment charge		1
Currency translation effects		(12)
Property, plant and equipment at end of period	398	442	485
Land | Continuing operations
Movements of property, plant and equipment [roll forward]
Additions	1
Disposals and derecognitions	(16)
Impairment loss recognised in profit or loss, property, plant and equipment	(3)
Reversal of impairment charge	3
Currency translation effects	25
Land | Discontinued operations
Movements of property, plant and equipment [roll forward]
Costs and accumulated depreciation/impairments on assets related to discontinued operations	(54)
Land | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	451	492
Property, plant and equipment at end of period	403	451	492
Land | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(9)	(7)
Property, plant and equipment at end of period	(5)	(9)	(7)
Buildings
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	5,493	6,075
Reclassifications		297
Additions		124
Disposals and derecognitions		(49)
Depreciation charge		(437)
Impairment loss recognised in profit or loss, property, plant and equipment		(351)
Currency translation effects		(166)
Property, plant and equipment at end of period	4,896	5,493	6,075
Buildings | Continuing operations
Movements of property, plant and equipment [roll forward]
Impact of business combinations	12
Reclassifications	197
Additions	85
Disposals and derecognitions	(261)
Depreciation charge	(343)
Impairment loss recognised in profit or loss, property, plant and equipment	(36)
Reversal of impairment charge	9
Currency translation effects	162
Buildings | Discontinued operations
Movements of property, plant and equipment [roll forward]
Costs and accumulated depreciation/impairments on assets related to discontinued operations	(422)
Buildings | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	11,396	11,819
Property, plant and equipment at end of period	10,147	11,396	11,819
Buildings | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(5,903)	(5,744)
Property, plant and equipment at end of period	(5,251)	(5,903)	(5,744)
Construction in progress
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	1,157	1,443
Reclassifications		(964)
Additions		780
Disposals and derecognitions		(33)
Impairment loss recognised in profit or loss, property, plant and equipment		(13)
Reversal of impairment charge		1
Currency translation effects		(57)
Property, plant and equipment at end of period	1,206	1,157	1,443
Construction in progress | Continuing operations
Movements of property, plant and equipment [roll forward]
Impact of business combinations	1
Reclassifications	(420)
Additions	734
Disposals and derecognitions	(20)
Impairment loss recognised in profit or loss, property, plant and equipment	(10)
Currency translation effects	44
Construction in progress | Discontinued operations
Movements of property, plant and equipment [roll forward]
Costs and accumulated depreciation/impairments on assets related to discontinued operations	(280)
Construction in progress | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	1,184	1,508
Property, plant and equipment at end of period	1,213	1,184	1,508
Construction in progress | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(27)	(65)
Property, plant and equipment at end of period	(7)	(27)	(65)
Machinery and other equipment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	3,672	3,542
Impact of business combinations		13
Reclassifications		667
Additions		312
Disposals and derecognitions		(45)
Depreciation charge		(726)
Impairment loss recognised in profit or loss, property, plant and equipment		(43)
Reversal of impairment charge		5
Currency translation effects		(53)
Property, plant and equipment at end of period	3,014	3,672	3,542
Machinery and other equipment | Continuing operations
Movements of property, plant and equipment [roll forward]
Impact of business combinations	5
Reclassifications	223
Additions	245
Disposals and derecognitions	(63)
Depreciation charge	(573)
Impairment loss recognised in profit or loss, property, plant and equipment	(57)
Reversal of impairment charge	4
Currency translation effects	146
Machinery and other equipment | Discontinued operations
Movements of property, plant and equipment [roll forward]
Costs and accumulated depreciation/impairments on assets related to discontinued operations	(588)
Machinery and other equipment | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	11,842	13,328
Property, plant and equipment at end of period	9,630	11,842	13,328
Machinery and other equipment | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(8,170)	(9,786)
Property, plant and equipment at end of period	$ (6,616)	$ (8,170)	$ (9,786)